Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Resource	Segment	Ext. Method
#: 1
	$ 601	Fees	CHILE	snj:CL-AN	Municipalidad de Calama [Member]	Copper [Member]	South America Mining: Other [Member]	Open Pit
#: 2
	17,250	Taxes	CHILE	snj:CL-AN	The General Treasury of the Republic [Member]	Copper [Member]	South America Mining: Other [Member]	Open Pit
#: 3
	6,527	Royalties	CHILE	snj:CL-AN	The General Treasury of the Republic [Member]	Copper [Member]	South America Mining: Other [Member]	Open Pit
#: 4
	18,378	Fees	CHILE	snj:CL-AN	The General Treasury of the Republic [Member]	Copper [Member]	South America Mining: Other [Member]	Open Pit
#: 5
	1,046,037	Taxes	INDONESIA	snj:ID-PA	Directorate General of Taxes [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 6
	1,923	Fees	INDONESIA	snj:ID-PA	Directorate General of Manpower Placement Development and Expansion of Employment Opportunities [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 7
	249,875	Fees	INDONESIA	snj:ID-PA	Directorate General of Customs and Excise [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 8
	145,404	Taxes	INDONESIA	snj:ID-PA	Directorate General of Mineral and Coal [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 9
	357,064	Royalties	INDONESIA	snj:ID-PA	Directorate General of Mineral and Coal [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 10
	81,975	Comm. Social Resp.	INDONESIA	snj:ID-PA	Central Papua Province [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 11
	469	Taxes	INDONESIA	snj:ID-PA	Ministry of Finance of the Republic of Indonesia [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 12
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Asmat Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 13
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Biak Numfor Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 14
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Boven Digoel Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 15
	41,065	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Central Papua Province [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 16
	5,841	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Deyai Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 17
	5,840	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Dogiyai Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 18
	5,841	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Intan Jaya Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 19
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Jayapura City [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 20
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Jayapura Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 21
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Jayawijaya Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 22
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Keerom Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 23
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Kepulauan Yapen Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 24
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Lani Jaya Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 25
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Mamberamo Raya Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 26
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Mamberamo Tengah Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 27
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Mappi Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 28
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Merauke Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 29
	94,432	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Mimika Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 30
	2,803	Fees	INDONESIA	snj:ID-PA	Regional General Treasury of Mimika Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 31
	5,841	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Nabire Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 32
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Nduga Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 33
	5,841	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Paniai Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 34
	31,799	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Papua Province [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 35
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Pegunungan Bintang Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 36
	5,841	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Puncak Jaya Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 37
	5,841	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Puncak Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 38
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Sarmi Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 39
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Supiori Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 40
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Tolikara Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 41
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Waropen Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 42
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Yahukimo Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 43
	1,514	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Yalimo Regency [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 44
	3,197	Fees	PERU	snj:PE-ARE	Agency of Environmental Evaluation and Auditing [Member]	Copper and Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 45
	535	Fees	PERU	snj:PE-ARE	Ministry of Energy and Mines [Member]	Copper and Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 46
	7,741	Comm. Social Resp.	PERU	snj:PE-ARE	Ministry of Energy and Mines [Member]	Copper and Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 47
	304	Fees	PERU	snj:PE-ARE	Ministry of Transport and Communications [Member]	Copper and Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 48
	280	Taxes	PERU	snj:PE-ARE	Municipality of Arequipa [Member]	Copper and Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 49
	562,652	Taxes	PERU	snj:PE-ARE	National Superintendence of Customs and Tax Administration [Member]	Copper and Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 50
	53,689	Royalties	PERU	snj:PE-ARE	National Superintendence of Customs and Tax Administration [Member]	Copper and Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 51
	19,704	Fees	PERU	snj:PE-ARE	National Superintendence of Customs and Tax Administration [Member]	Copper and Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 52
	26,461	Taxes	PERU	snj:PE-ARE	Regional Government of Arequipa [Member]	Copper and Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 53
	5,364	Fees	PERU	snj:PE-ARE	Supervisory Organization of Energy and Mining Investment [Member]	Copper and Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 54
	$ 2,029	Fees	UNITED STATES		U.S. Department of the Interior [Member]	Copper and Molybdenum [Member]	North America Copper Mines: Other [Member]	Open Pit